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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 57.0%
		Consumer Discretionary: 8.7%
5,226	@	Amazon.com, Inc.	$1,944,595	0.4
4,588		Bayerische Motoren Werke AG	571,365	0.1
17,325		Brinker International, Inc.	1,066,527	0.2
2,547		Chipotle Mexican Grill, Inc.	1,656,925	0.3
5,468		Cie Financiere Richemont SA	439,359	0.1
83,760		Coach, Inc.	3,470,177	0.7
35,833		Comcast Corp. – Class A	2,023,490	0.4
2,832		Continental AG	666,923	0.1
16,202		Delphi Automotive PLC	1,291,947	0.3
13,900		Denso Corp.	633,636	0.1
5,214		DineEquity, Inc.	557,950	0.1
37,232	@	Dish Network Corp. - Class A	2,608,474	0.5
6,466		Five Below, Inc.	229,996	0.0
63,321		Hilton Worldwide Holdings, Inc.	1,875,568	0.4
25,488		Home Depot, Inc.	2,895,692	0.6
7,318		Jarden Corp.	387,122	0.1
63,836		Kingfisher PLC	360,166	0.1
50,341		Kohl's Corp.	3,939,183	0.8
15,606	@	Lululemon Athletica, Inc.	999,096	0.2
55,435		Macy's, Inc.	3,598,286	0.7
4,839		Marriott International, Inc.	388,669	0.1
6,961		Michael Kors Holdings Ltd.	457,686	0.1
634	@	NetFlix, Inc.	264,181	0.0
12,856		Nike, Inc.	1,289,842	0.2
56,200		Panasonic Corp.	738,021	0.1
3,849		Kering	751,394	0.2
26,501		Reed Elsevier NV	660,339	0.1
10,494		Renault S.A.	953,166	0.2
6,683		Ross Stores, Inc.	704,121	0.1
12,697	@	Starz	436,904	0.1
20,100		Toyota Motor Corp.	1,403,055	0.3
5,605		Tractor Supply Co.	476,761	0.1
13,514	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,038,587	0.4
25,617		Walt Disney Co.	2,686,967	0.5
			44,466,170	8.7

		Consumer Staples: 4.7%
22,477		Altria Group, Inc.	1,124,300	0.2
23,400		Asahi Group Holdings, Ltd.	741,978	0.2
7,341		Casino Guichard Perrachon S.A.	650,014	0.1
12,902		Church & Dwight Co., Inc.	1,102,089	0.2
55,683		ConAgra Foods, Inc.	2,034,100	0.4
12,128		Costco Wholesale Corp.	1,837,331	0.4
16,720		CVS Caremark Corp.	1,725,671	0.3
36,759		Diageo PLC	1,015,806	0.2
15,106		Dr Pepper Snapple Group, Inc.	1,185,519	0.2
7,649		Hain Celestial Group, Inc.	489,918	0.1
6,966		Hershey Co.	702,939	0.1
32,700		Japan Tobacco, Inc.	1,033,806	0.2
9,920		Kraft Foods Group, Inc.	864,181	0.2
15,531		Mead Johnson Nutrition Co.	1,561,331	0.3
10,545		Molson Coors Brewing Co.	785,075	0.1
14,078	@	Monster Beverage Corp.	1,948,325	0.4
7,207		Nestle S.A.	542,705	0.1
20,333		PepsiCo, Inc.	1,944,241	0.4
10,318		Pinnacle Foods, Inc.	421,078	0.1
45,610	@	Rite Aid Corp.	396,351	0.1
14,364		SABMiller PLC	752,408	0.2
11,250		Sprouts Farmers Market, Inc.	396,338	0.1
16,474		Unilever NV	688,406	0.1
			23,943,910	4.7

		Energy: 3.4%
19,692		Anadarko Petroleum Corp.	1,630,694	0.3
7,416	@	Cameron International Corp.	334,610	0.1
11,216		Concho Resources, Inc.	1,300,159	0.2
13,743		Consol Energy, Inc.	383,292	0.1
6,542		Devon Energy Corp.	394,548	0.1
6,400		EOG Resources, Inc.	586,816	0.1
16,717		EQT Corp.	1,385,338	0.3
18,475		ExxonMobil Corp.	1,570,375	0.3
29,910		Halliburton Co.	1,312,451	0.2
10,649		Hess Corp.	722,748	0.1
6,697		Noble Energy, Inc.	327,483	0.1
14,469		Occidental Petroleum Corp.	1,056,237	0.2
16,003		Patterson-UTI Energy, Inc.	300,456	0.1
24,700		Royal Dutch Shell PLC - Class A ADR	1,473,355	0.3
57,432		Royal Dutch Shell PLC - Class A	1,707,853	0.4
12,300		Schlumberger Ltd.	1,026,312	0.2
32,284		Statoil ASA	570,827	0.1
22,068		Total S.A.	1,096,930	0.2
4,166	@	Whiting Petroleum Corp.	128,729	0.0
			17,309,213	3.4

		Financials: 11.1%
38,658		Admiral Group PLC	875,316	0.2
2,427	@	Affiliated Managers Group, Inc.	521,271	0.1
4,110		Allianz SE	713,561	0.1
27,021		Ameriprise Financial, Inc.	3,535,428	0.7
16,273		Aon PLC	1,564,161	0.3
219,000		Aozora Bank Ltd.	776,259	0.1
31,654		Arthur J. Gallagher & Co.	1,479,824	0.3
13,335		BankUnited, Inc.	436,588	0.1
4,088		Blackrock, Inc.	1,495,554	0.3
34,997		Blackstone Group LP	1,361,033	0.3
17,307	L	Carlyle Group L.P.	469,020	0.1
36,666		Citigroup, Inc.	1,889,032	0.4
14,223		Corporate Office Properties Trust SBI MD	417,872	0.1
33,014		Credit Suisse Group AG	888,207	0.2
9,534		DCT Industrial Trust, Inc.	330,448	0.1
32,654		Discover Financial Services	1,840,053	0.4
8,014		Extra Space Storage, Inc.	541,506	0.1
8,381		First Republic Bank	478,471	0.1
15,678		FNF Group	576,323	0.1
27,795		Gaming and Leisure Properties, Inc.	1,024,802	0.2
8,347		Hannover Rueckversicheru - Reg	862,531	0.2

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,185		Hartford Financial Services Group, Inc.	$676,857	0.1
8,980		HCC Insurance Holdings, Inc.	508,897	0.1
7,134		Highwoods Properties, Inc.	326,595	0.1
57,432		Host Hotels & Resorts, Inc.	1,158,978	0.2
56,554		HSBC Holdings PLC	481,918	0.1
116,900		Huntington Bancshares, Inc.	1,291,745	0.2
117,986		Insurance Australia Group Ltd.	546,156	0.1
8,764		Intercontinental Exchange, Inc.	2,044,378	0.4
229,102		Intesa Sanpaolo S.p.A.	777,570	0.1
53,008		Invesco Ltd.	2,103,888	0.4
39,614		JPMorgan Chase & Co.	2,399,816	0.5
99,413		Keycorp	1,407,688	0.3
13,097	@	Lazard Ltd.	688,771	0.1
229,567		Legal & General Group PLC	945,432	0.2
22,881		Lincoln National Corp.	1,314,742	0.3
13,499		Macquarie Group Ltd.	784,648	0.2
25,000		Mitsui Fudosan Co., Ltd.	734,200	0.1
3,153		Muenchener Rueckversicherungs-Gesellschaft AG	677,521	0.1
109,159		Natixis	817,662	0.2
23,100		NKSJ Holdings, Inc.	718,141	0.1
37,569		Nordea Bank AB	457,608	0.1
11,761		PacWest Bancorp	551,473	0.1
15,062		ProLogis, Inc.	656,101	0.1
14,902		Prudential Financial, Inc.	1,196,780	0.2
32,613		Prudential PLC	809,302	0.2
32,307	@,L	Raiffeisen International Bank Holding AG	448,974	0.1
187,261		Scentre Group	531,978	0.1
52,586		Starwood Property Trust, Inc.	1,277,840	0.2
7,543		Swiss Re Ltd.	727,582	0.1
9,081		The Geo Group, Inc.	397,203	0.1
41,600		United Overseas Bank Ltd.	697,306	0.1
11,203		Validus Holdings Ltd.	471,646	0.1
14,418		Ventas, Inc.	1,052,802	0.2
56,102		Wells Fargo & Co.	3,051,949	0.6
55,000		Wharf Holdings Ltd.	383,947	0.1
33,929		WP GLIMCHER, Inc.	564,239	0.1
34,173		XL Group PLC	1,257,566	0.2
			57,017,159	11.1

		Health Care: 7.8%
8,323	@	Actavis PLC	2,477,091	0.5
3,923	@	Akorn, Inc.	186,382	0.0
7,646	@	Alexion Pharmaceuticals, Inc.	1,325,052	0.3
7,890		Amgen, Inc.	1,261,216	0.3
7,935		AstraZeneca PLC	544,485	0.1
8,522		Bayer AG	1,275,022	0.3
5,049		BioMarin Pharmaceutical, Inc.	629,206	0.1
41,082		Bristol-Myers Squibb Co.	2,649,789	0.5
29,885		Cardinal Health, Inc.	2,697,719	0.5
10,777		Celgene Corp.	1,242,373	0.2
9,109		Cigna Corp.	1,179,069	0.2
8,849	@	Community Health Systems, Inc.	462,626	0.1
626		DexCom, Inc.	39,025	0.0
29,020	@	Gilead Sciences, Inc.	2,847,733	0.6
8,660		Healthsouth Corp.	384,158	0.1
8,581	@	Hologic, Inc.	283,387	0.1
2,348	@	Illumina, Inc.	435,883	0.1
385	@	Intuitive Surgical, Inc.	194,436	0.0
7,291		McKesson Corp.	1,649,224	0.3
5,598	@	Medivation, Inc.	722,534	0.1
22,112		Medtronic PLC	1,724,515	0.3
40,341		Merck & Co., Inc.	2,318,801	0.5
1,580		Mettler Toledo International, Inc.	519,267	0.1
11,742	@	Mylan NV	696,888	0.1
17,163		Novartis AG	1,693,997	0.3
87,169		Pfizer, Inc.	3,032,609	0.6
5,228		Roche Holding AG - Genusschein	1,436,613	0.3
7,040		Sanofi	695,261	0.1
29,910		Select Medical Holdings Corp.	443,565	0.1
16,700		Shionogi & Co., Ltd.	555,952	0.1
6,304		Shire PLC	502,572	0.1
17,567		UnitedHealth Group, Inc.	2,078,000	0.4
2,580	@	Vertex Pharmaceuticals, Inc.	304,363	0.1
6,501		Zimmer Holdings, Inc.	763,997	0.2
12,162		Zoetis, Inc.	562,979	0.1
			39,815,789	7.8

		Industrials: 7.1%
16,469	@	Alstom SA	506,769	0.1
30,321		Ametek, Inc.	1,593,065	0.3
240	L	AP Moller - Maersk A/S - Class B	501,654	0.1
6,345		Boeing Co.	952,258	0.2
523,500		China Railway Construction Corp. Ltd.	780,444	0.1
57,987		CNH Industrial NV	475,218	0.1
13,155		Danaher Corp.	1,116,859	0.2
11,700		Deere & Co.	1,025,973	0.2
26,332		Delta Airlines, Inc.	1,183,887	0.2
15,528		Deutsche Post AG	483,771	0.1
4,060		Equifax, Inc.	377,580	0.1
10,270		Airbus Group NV	667,659	0.1
11,401		Fortune Brands Home & Security, Inc.	541,319	0.1
8,823		General Dynamics Corp.	1,197,546	0.2
63,065		General Electric Co.	1,564,643	0.3
11,860		Hubbell, Inc.	1,300,093	0.3
23,794		Ingersoll-Rand PLC - Class A	1,619,896	0.3
34,000	L	LIXIL Group Corp.	804,637	0.2
10,948		KAR Auction Services, Inc.	415,258	0.1
25,600		Komatsu Ltd.	501,829	0.1
6,614		Lincoln Electric Holdings, Inc.	432,489	0.1
39,600		Mitsubishi Corp.	795,716	0.2
51,728		Mueller Water Products, Inc.	509,521	0.1
8,818		Nielsen Holdings NV	393,018	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
6,294		Orbital ATK, Inc.	$482,309	0.1
14,359		Paccar, Inc.	906,627	0.2
4,384		Pall Corp.	440,110	0.1
13,387		Roper Industries, Inc.	2,302,564	0.4
25,276		Koninklijke Philips NV	717,076	0.1
8,321		Siemens AG	899,947	0.2
21,469		Southwest Airlines Co.	951,077	0.2
29,894		Textron, Inc.	1,325,201	0.3
6,693		TransDigm Group, Inc.	1,463,893	0.3
41,182		Tyco International Plc	1,773,297	0.3
22,936		Union Pacific Corp.	2,484,198	0.5
13,105		United Technologies Corp.	1,535,906	0.3
12,391		Waste Connections, Inc.	596,503	0.1
7,689		Wesco International, Inc.	537,384	0.1
			36,157,194	7.1

		Information Technology: 8.6%
5,406		Akamai Technologies, Inc.	384,069	0.1
2,950	@	Ansys, Inc.	260,161	0.0
56,923		Apple, Inc.	7,082,929	1.4
23,365		Applied Materials, Inc.	527,114	0.1
6,403		Broadridge Financial Solutions, Inc. ADR	352,229	0.1
42,361		Brocade Communications Systems, Inc.	502,613	0.1
4,921	@	Check Point Software Technologies	403,374	0.1
74,157		Cisco Systems, Inc.	2,041,171	0.4
25,985	@	Cognizant Technology Solutions Corp.	1,621,204	0.3
35,359	@	Electronic Arts, Inc.	2,079,640	0.4
53,847	L	Telefonaktiebolaget LM Ericsson	676,046	0.1
4,948	@	F5 Networks, Inc.	568,723	0.1
23,598		Facebook, Inc.	1,940,110	0.4
12,692		Fidelity National Information Services, Inc.	863,818	0.2
5,118	@	Fiserv, Inc.	406,369	0.1
40,394		Freescale Semiconductor Holdings Ltd.	1,646,459	0.3
3,522		Google, Inc. - Class A	1,953,653	0.4
854		Google, Inc. - Class C	467,992	0.1
128,900		Hitachi Ltd.	880,368	0.2
23,399		Intuit, Inc.	2,268,767	0.4
18,951		Mastercard, Inc.	1,637,177	0.3
44,810		Microchip Technology, Inc.	2,191,209	0.4
93,627		Microsoft Corp.	3,806,406	0.7
12,100		Omron Corp.	545,095	0.1
64,941		Oracle Corp.	2,802,204	0.5
2,734		Palo Alto Networks, Inc.	399,383	0.1
17,129	@	Red Hat, Inc.	1,297,522	0.3
9,306		SolarWinds, Inc.	476,839	0.1
8,645		TE Connectivity Ltd.	619,155	0.1
19,958		Vantiv, Inc.	752,417	0.1
23,644		Visa, Inc.	1,546,554	0.3
9,671	@	VMware, Inc.	793,119	0.2
5,271		Western Digital Corp.	479,714	0.1
			44,273,603	8.6

		Materials: 2.7%
7,350		Albemarle Corp.	388,374	0.1
8,502	L	Arkema	673,321	0.1
8,538		BASF SE	845,221	0.2
43,248		BHP Billiton Ltd.	1,005,257	0.2
22,738	@	Crown Holdings, Inc.	1,228,307	0.2
10,820		Eastman Chemical Co.	749,393	0.1
26,927		International Paper Co.	1,494,179	0.3
40,600		JSR Corp.	703,078	0.2
12,179		Koninklijke DSM NV	678,786	0.1
32,402		Mosaic Co.	1,492,436	0.3
26,609		Packaging Corp. of America	2,080,558	0.4
5,241		Sherwin-Williams Co.	1,491,064	0.3
49,578		Steel Dynamics, Inc.	996,518	0.2
			13,826,492	2.7

		Telecommunication Services: 1.2%
339,899		Bezeq Israeli Telecommunication Corp., Ltd.	632,941	0.1
38,125		CenturyLink, Inc.	1,317,219	0.2
53,500		China Mobile Ltd.	697,233	0.1
39,366		Orange SA	632,198	0.1
84,811		Frontier Communications Corp.	597,918	0.1
7,245	@	Level 3 Communications, Inc.	390,071	0.1
40,700		NTT DoCoMo, Inc.	711,274	0.2
28,461		Verizon Communications, Inc.	1,384,058	0.3
			6,362,912	1.2

		Utilities: 1.7%
23,100		Consolidated Edison, Inc.	1,409,100	0.3
10,260		DTE Energy Co.	827,880	0.2
15,480		El Paso Electric Co.	598,147	0.1
122,103		Enel S.p.A.	551,589	0.1
20,625		Entergy Corp.	1,598,231	0.3
21,251	L	Fortum OYJ	445,211	0.1
23,429		Pinnacle West Capital Corp.	1,493,599	0.3
25,069		Southern Co.	1,110,055	0.2
34,939		Suez Environnement S.A.	601,525	0.1
			8,635,337	1.7

	Total Common Stock
	(Cost $253,883,650)		291,807,779	57.0

EXCHANGE-TRADED FUNDS: 8.1%
39,500		iShares Barclays 20+ Year Treasury Bond Fund	5,162,255	1.0
384,000		iShares MSCI Emerging Markets Index Fund	15,409,920	3.0
17,851		iShares Russell 1000 Value Index Fund	1,840,081	0.4
8,429		iShares Russell Midcap Value Index Fund	634,366	0.1
435,200		PowerShares Senior Loan Portfolio	10,483,968	2.0
206,704		SPDR Barclays Capital High Yield Bond ETF	8,106,931	1.6

	Total Exchange-Traded Funds
	(Cost $43,361,270)		41,637,521	8.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 2.4%
	Affiliated Investment Companies: 2.4%
1,512,826	Voya High Yield Bond Fund - Class P	$12,314,402	2.4

	Total Mutual Funds
	(Cost $12,285,401)	12,314,402	2.4

PREFERRED STOCK: 0.1%
	Utilities: 0.1%
69,390	Cia Energetica de Minas Gerais	281,774	0.1

	Total Preferred Stock
	(Cost $441,493)	281,774	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.8%
		Basic Materials: 0.7%
72,000		Agrium, Inc., 5.250%, 01/15/45	81,457	0.0
30,000		Albemarle Corp., 3.000%, 12/01/19	30,362	0.0
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	344,688	0.1
60,000	L	ArcelorMittal, 6.250%, 03/01/21	63,975	0.0
122,000		Barrick Gold Corp., 4.100%, 05/01/23	120,559	0.0
181,000		Barrick North America Finance LLC, 5.750%, 05/01/43	188,416	0.1
187,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	215,037	0.1
130,000		Eastman Chemical Co., 2.700%, 01/15/20	132,024	0.0
40,000		Eastman Chemical Co., 3.800%, 03/15/25	41,566	0.0
200,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	192,524	0.1
160,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	118,800	0.0
80,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	79,652	0.0
170,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	166,163	0.0
67,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	68,000	0.0
50,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	51,328	0.0
70,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	71,904	0.0
30,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	31,480	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	135,186	0.0
143,000		Goldcorp, Inc., 3.700%, 03/15/23	141,791	0.0
205,000		Huntsman International LLC, 4.875%, 11/15/20	206,025	0.1
100,000		LYB International Finance BV, 4.000%, 07/15/23	106,264	0.0
200,000		Metalloinvest Finance Ltd., 6.500%, 07/21/16	199,250	0.1
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	78,656	0.0
85,000		PolyOne Corp., 5.250%, 03/15/23	88,613	0.0
78,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	81,413	0.0
54,000	#	Steel Dynamics, Inc., 5.125%, 10/01/21	54,608	0.0
100,000		Suzano Trading Ltd., 5.875%, 01/23/21	102,000	0.0
105,000	L	Vale Overseas Ltd., 4.625%, 09/15/20	105,210	0.0
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	182,375	0.1
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	137,412	0.0
			3,616,738	0.7

		Communications: 1.6%
200,000	#	Alibaba Group Holding Ltd., 3.125%, 11/28/21	201,711	0.1
200,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	201,043	0.1
71,000		Amazon.com, Inc., 4.950%, 12/05/44	77,778	0.0
104,000		AT&T, Inc., 2.500%, 08/15/15	104,709	0.0
66,000	L	AT&T, Inc., 3.900%, 03/11/24	69,384	0.0
61,000		AT&T, Inc., 4.800%, 06/15/44	62,819	0.0
79,000		AT&T, Inc., 5.350%, 09/01/40	86,532	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	165,742	0.1
68,000		CBS Corp., 2.300%, 08/15/19	68,081	0.0
258,000		CBS Corp., 3.700%, 08/15/24	266,180	0.1
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	89,785	0.0
285,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	288,919	0.1
40,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	41,950	0.0
120,000		CenturyLink, Inc., 5.625%, 04/01/20	126,450	0.0
90,000		CenturyLink, Inc., 6.750%, 12/01/23	99,450	0.0
40,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	42,300	0.0
60,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	63,450	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
40,000	#	CommScope, Inc., 5.500%, 06/15/24	$40,200	0.0
33,000	#	CommScope, Inc., 5.000%, 06/15/21	33,124	0.0
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	140,111	0.0
103,000	#	Cox Communications, Inc., 3.850%, 02/01/25	106,121	0.0
51,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	52,941	0.0
224,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	235,335	0.1
40,000		DISH DBS Corp., 4.250%, 04/01/18	40,300	0.0
120,000		DISH DBS Corp., 5.875%, 07/15/22	122,250	0.0
81,000		eBay, Inc., 2.600%, 07/15/22	77,539	0.0
62,000	L	eBay, Inc., 2.875%, 08/01/21	62,258	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	88,780	0.0
102,000		Equinix, Inc., 5.375%, 04/01/23	106,386	0.0
110,000		Gannett Co., Inc., 5.125%, 07/15/20	115,087	0.0
176,000		Gannett Co., Inc., 6.375%, 10/15/23	191,620	0.1
190,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	196,175	0.1
75,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	77,344	0.0
51,000		Motorola Solutions, Inc., 3.750%, 05/15/22	52,282	0.0
36,000	L	Motorola Solutions, Inc., 4.000%, 09/01/24	37,272	0.0
220,000		Netflix, Inc., 5.750%, 03/01/24	225,225	0.1
73,000		21st Century Fox America, Inc., 3.000%, 09/15/22	74,002	0.0
68,000		21st Century Fox America, Inc., 5.400%, 10/01/43	83,134	0.0
100,000		21st Century Fox America, Inc., 6.900%, 03/01/19	118,438	0.0
20,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	20,200	0.0
200,000	#	Numericable Group SA, 6.000%, 05/15/22	203,250	0.1
50,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	50,476	0.0
100,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	103,378	0.0
170,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	173,825	0.1
209,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	218,405	0.1
200,000	#	Softbank Corp., 4.500%, 04/15/20	205,000	0.1
40,000		Sprint Corp., 7.125%, 06/15/24	39,400	0.0
40,000		Sprint Nextel Corp., 7.875%, 09/15/23	41,000	0.0
95,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	98,088	0.0
98,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	100,509	0.0
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	403,690	0.1
219,000		Time Warner Cable, Inc., 5.875%, 11/15/40	262,888	0.1
129,000		Time Warner, Inc., 4.050%, 12/15/23	138,329	0.0
94,000		Time Warner, Inc., 5.350%, 12/15/43	110,130	0.0
101,000		Time Warner, Inc., 6.500%, 11/15/36	131,508	0.0
100,000		T-Mobile USA, Inc., 5.250%, 09/01/18	103,625	0.0
35,000		T-Mobile USA, Inc., 6.250%, 04/01/21	36,531	0.0
95,000		T-Mobile USA, Inc., 6.625%, 04/01/23	99,988	0.0
120,000		Verizon Communications, Inc., 3.000%, 11/01/21	122,612	0.0
140,000		Verizon Communications, Inc., 3.500%, 11/01/24	143,562	0.0
44,000		Verizon Communications, Inc., 4.862%, 08/21/46	46,184	0.0
131,000		Verizon Communications, Inc., 5.012%, 08/21/54	136,538	0.0
84,000		Verizon Communications, Inc., 5.050%, 03/15/34	91,389	0.0
334,000		Verizon Communications, Inc., 5.150%, 09/15/23	383,192	0.1
81,000		Verizon Communications, Inc., 6.550%, 09/15/43	105,331	0.0
87,000		Viacom, Inc., 3.875%, 04/01/24	89,676	0.0
68,000		Viacom, Inc., 4.375%, 03/15/43	63,650	0.0
54,000		Vodafone Group PLC, 1.500%, 02/19/18	53,993	0.0
110,000	#	West Corp., 5.375%, 07/15/22	108,144	0.0
78,000		WPP Finance 2010, 3.750%, 09/19/24	81,545	0.0
			8,298,243	1.6

		Consumer, Cyclical: 0.3%
110,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	112,612	0.0
49,000		Ford Motor Co., 4.750%, 01/15/43	53,795	0.0
250,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	312,696	0.1
70,000		Johnson Controls, Inc., 4.625%, 07/02/44	75,392	0.0
138,000		Kohl's Corp., 4.750%, 12/15/23	151,845	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
112,000		MDC Holdings, Inc., 6.000%, 01/15/43	$95,480	0.0
225,000		MGM Resorts International, 6.750%, 10/01/20	241,031	0.1
138,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	140,780	0.0
15,000		Ryland Group, Inc., 6.625%, 05/01/20	16,275	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	128,255	0.0
81,000		Walgreen Co., 3.100%, 09/15/22	81,729	0.0
100,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	103,599	0.0
107,000		Yum! Brands, Inc., 3.875%, 11/01/23	111,412	0.0
69,000		Yum! Brands, Inc., 5.350%, 11/01/43	76,728	0.0
			1,701,629	0.3

		Consumer, Non-cyclical: 1.3%
125,000		Actavis Funding SCS, 2.350%, 03/12/18	126,761	0.0
91,000		Actavis Funding SCS, 3.450%, 03/15/22	93,343	0.0
60,000		Actavis Funding SCS, 3.800%, 03/15/25	61,997	0.0
87,000		Actavis Funding SCS, 3.850%, 06/15/24	90,035	0.0
105,000		Actavis Funding SCS, 4.850%, 06/15/44	111,981	0.0
95,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	95,000	0.0
114,000		Altria Group, Inc., 2.625%, 01/14/20	115,803	0.0
60,000		AmerisourceBergen Corp., 3.250%, 03/01/25	60,925	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	69,375	0.0
261,000		Amsurg Corp., 5.625%, 07/15/22	268,177	0.1
136,000		Anthem, Inc., 5.100%, 01/15/44	156,631	0.1
64,000		Becton Dickinson and Co., 1.800%, 12/15/17	64,519	0.0
64,000		Becton Dickinson and Co., 2.675%, 12/15/19	65,558	0.0
51,000		Becton Dickinson and Co., 3.734%, 12/15/24	53,526	0.0
61,000		Cardinal Health, Inc., 2.400%, 11/15/19	61,797	0.0
68,000		Celgene Corp., 3.250%, 08/15/22	69,637	0.0
104,000		Celgene Corp., 2.250%, 05/15/19	105,156	0.0
99,000		Celgene Corp., 4.000%, 08/15/23	106,997	0.0
50,000		Express Scripts Holding Co., 3.500%, 06/15/24	51,575	0.0
100,000		General Mills, Inc., 2.200%, 10/21/19	100,947	0.0
80,000		Gilead Sciences, Inc., 3.500%, 02/01/25	84,604	0.0
70,000		HCA Holdings, Inc., 7.750%, 05/15/21	74,659	0.0
100,000		HCA, Inc., 5.250%, 04/15/25	108,125	0.0
75,000		Hertz Corp./The, 4.250%, 04/01/18	75,938	0.0
58,000		Humana, Inc., 3.150%, 12/01/22	58,461	0.0
95,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	96,425	0.0
80,000	#	JM Smucker Co, 3.000%, 03/15/22	81,322	0.0
60,000	#	JM Smucker Co, 3.500%, 03/15/25	61,810	0.0
122,000		Kroger Co., 2.300%, 01/15/19	123,881	0.0
64,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	65,171	0.0
150,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	151,109	0.1
60,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	60,830	0.0
100,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	95,500	0.0
74,000		McKesson Corp., 2.284%, 03/15/19	74,900	0.0
67,000		McKesson Corp., 3.796%, 03/15/24	70,822	0.0
160,000	#	Medtronic, Inc., 3.150%, 03/15/22	166,293	0.1
169,000	#	Medtronic, Inc., 3.500%, 03/15/25	177,042	0.1
72,000	#	Medtronic, Inc., 4.375%, 03/15/35	78,783	0.0
70,000	#	Medtronic, Inc., 4.625%, 03/15/45	79,555	0.0
60,000		Merck & Co., Inc., 1.850%, 02/10/20	60,370	0.0
160,000		Merck & Co., Inc., 2.350%, 02/10/22	160,280	0.1
70,000		Merck & Co., Inc., 2.750%, 02/10/25	70,093	0.0
160,000		Mylan, Inc./PA, 2.600%, 06/24/18	163,481	0.1
56,000		Pfizer, Inc., 3.400%, 05/15/24	58,849	0.0
90,000		Philip Morris International, Inc., 1.250%, 11/09/17	90,518	0.0
88,000		Philip Morris International, Inc., 3.250%, 11/10/24	90,456	0.0
167,000		Philip Morris International, Inc., 4.250%, 11/10/44	175,614	0.1
108,000		Reynolds American, Inc., 6.150%, 09/15/43	133,953	0.1
150,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	155,438	0.1
119,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	127,032	0.1
100,000		St Jude Medical, Inc., 2.500%, 01/15/16	101,492	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
69,000		St Jude Medical, Inc., 3.250%, 04/15/23	$70,699	0.0
66,000		St Jude Medical, Inc., 4.750%, 04/15/43	72,546	0.0
55,000		Synchrony Financial, 3.750%, 08/15/21	57,079	0.0
60,000		Synchrony Financial, 3.000%, 08/15/19	61,339	0.0
75,000		Synchrony Financial, 4.250%, 08/15/24	78,494	0.0
100,000		Sysco Corp., 3.500%, 10/02/24	103,894	0.0
190,000		Tenet Healthcare Corp., 6.000%, 10/01/20	201,638	0.1
75,000		Tyson Foods, Inc., 3.950%, 08/15/24	79,388	0.0
190,000		United Rentals North America, Inc., 7.625%, 04/15/22	208,810	0.1
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	104,875	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	106,125	0.0
92,000		WellPoint, Inc., 4.625%, 05/15/42	100,132	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	68,257	0.0
90,000		Zimmer Holdings, Inc., 3.550%, 04/01/25	91,904	0.0
50,000		Zimmer Holdings, Inc., 4.450%, 08/15/45	52,094	0.0
			6,559,820	1.3

		Diversified: 0.1%
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	479,461	0.1
90,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	90,276	0.0
			569,737	0.1

		Energy: 0.9%
59,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	65,671	0.0
90,000		Antero Resources Corp., 5.375%, 11/01/21	87,638	0.0
80,000	#	Antero Resources Corp., 5.625%, 06/01/23	79,400	0.0
70,000		BP Capital Markets PLC, 2.315%, 02/13/20	70,636	0.0
56,000		BP Capital Markets PLC, 3.062%, 03/17/22	57,020	0.0
99,000	L	Cenovus Energy, Inc., 3.800%, 09/15/23	98,473	0.0
40,000		Chesapeake Energy Corp., 6.125%, 02/15/21	40,700	0.0
175,000		Chesapeake Energy Corp., 6.625%, 08/15/20	181,563	0.1
33,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	25,245	0.0
109,000		ConocoPhillips Co., 3.350%, 11/15/24	112,460	0.0
109,000		ConocoPhillips Co., 4.300%, 11/15/44	115,999	0.0
151,000		Devon Energy Corp., 5.600%, 07/15/41	176,494	0.1
69,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	66,393	0.0
89,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	90,775	0.0
79,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	76,265	0.0
114,000		Enbridge Energy Partners, 9.875%, 03/01/19	143,680	0.1
43,000		Enbridge, Inc., 3.500%, 06/10/24	42,320	0.0
24,000		Enbridge, Inc., 4.500%, 06/10/44	22,366	0.0
125,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	134,179	0.1
83,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	92,219	0.0
139,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	174,869	0.1
72,000	L	Ensco PLC, 4.500%, 10/01/24	69,919	0.0
60,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	62,186	0.0
39,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	49,141	0.0
49,000		EQT Midstream Partners L.P., 4.000%, 08/01/24	48,737	0.0
98,000		FMC Technologies, Inc., 3.450%, 10/01/22	96,510	0.0
53,000		Halliburton Co., 4.750%, 08/01/43	58,099	0.0
25,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	23,625	0.0
93,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	95,275	0.0
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	87,720	0.0
76,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	79,040	0.0
46,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	47,311	0.0
37,000		Marathon Petroleum Corp., 5.000%, 09/15/54	37,300	0.0
71,000		Marathon Petroleum Corp., 6.500%, 03/01/41	86,812	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	59,860	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
60,000		ONEOK Partners L.P., 3.375%, 10/01/22	$57,018	0.0
150,000		Phillips 66, 4.875%, 11/15/44	161,299	0.1
95,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	95,950	0.0
95,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	98,563	0.0
400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	403,960	0.1
70,000		Rowan Cos, Inc., 5.850%, 01/15/44	60,521	0.0
130,000		SandRidge Energy, Inc., 7.500%, 03/15/21	81,250	0.0
44,000	#	Schlumberger Investment SA, 3.300%, 09/14/21	46,226	0.0
60,000		Spectra Energy Partners L.P., 3.500%, 03/15/25	60,422	0.0
170,000		Statoil ASA, 2.450%, 01/17/23	167,571	0.1
50,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	51,439	0.0
40,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	42,228	0.0
175,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	181,125	0.1
101,000		Transocean, Inc., 2.500%, 10/15/17	93,046	0.0
90,000	L	Transocean, Inc., 3.800%, 10/15/22	66,038	0.0
122,000		Weatherford International Ltd., 5.950%, 04/15/42	107,581	0.0
53,000		Williams Cos, Inc., 4.550%, 06/24/24	51,618	0.0
			4,681,755	0.9

		Financial: 2.7%
184,000		Abbey National Treasury Services PLC/London, 2.375%, 03/16/20	185,528	0.0
277,000		Aegon NV, 2.168%, 07/29/49	237,989	0.1
181,000		American International Group, Inc., 3.375%, 08/15/20	191,217	0.1
7,000		American International Group, Inc., 8.175%, 05/15/68	9,961	0.0
30,000		Air Lease Corp., 3.750%, 02/01/22	30,529	0.0
57,000		Air Lease Corp., 3.875%, 04/01/21	58,995	0.0
186,000		Air Lease Corp., 4.250%, 09/15/24	192,045	0.1
100,000		American Express Co., 4.900%, 12/29/49	101,700	0.0
99,000		American Tower Corp., 3.400%, 02/15/19	102,328	0.0
129,000		American Tower Corp., 3.450%, 09/15/21	131,868	0.0
62,000		American Tower Corp., 4.500%, 01/15/18	66,520	0.0
121,000		American Tower Corp., 5.000%, 02/15/24	132,552	0.0
155,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	159,568	0.0
200,000		Banco Davivienda SA, 5.875%, 07/09/22	206,000	0.1
52,000		Bank of America Corp., 3.300%, 01/11/23	52,732	0.0
66,000		Bank of America Corp., 4.125%, 01/22/24	70,754	0.0
71,000		Bank of America Corp., 4.100%, 07/24/23	75,841	0.0
120,000		Bank of America Corp., 4.250%, 10/22/26	124,050	0.0
72,000		Bank of America Corp., 4.200%, 08/26/24	74,575	0.0
164,000		Bank of America Corp., 4.000%, 04/01/24	174,714	0.0
111,000		Bank of America Corp., 5.000%, 01/21/44	127,938	0.0
200,000	#,L	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	200,537	0.1
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	217,070	0.1
63,000		BioMed Realty L.P., 4.250%, 07/15/22	65,903	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	214,095	0.1
200,000	#	BPCE SA, 5.700%, 10/22/23	221,837	0.1
85,000		CBRE Services, Inc., 5.250%, 03/15/25	91,587	0.0
100,000		Citigroup, Inc., 1.800%, 02/05/18	100,263	0.0
138,000		Citigroup, Inc., 4.000%, 08/05/24	141,849	0.0
184,000		Citigroup, Inc., 5.500%, 09/13/25	208,966	0.1
40,000		Citigroup, Inc., 6.675%, 09/13/43	53,540	0.0
500,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	506,704	0.1
116,000		Comerica, Inc., 3.800%, 07/22/26	118,303	0.0
162,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	181,596	0.0
89,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	114,810	0.0
84,000		Corporate Office Properties L.P., 3.700%, 06/15/21	85,027	0.0
200,000	#	Credit Agricole SA, 4.375%, 03/17/25	202,630	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	$228,857	0.1
132,000	#	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	133,060	0.0
79,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	80,023	0.0
250,000		Credit Suisse/New York NY, 1.750%, 01/29/18	250,826	0.1
315,000		Deutsche Bank AG/London, 1.875%, 02/13/18	315,965	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	130,470	0.0
139,000		Equity One, Inc., 3.750%, 11/15/22	141,290	0.0
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	151,955	0.0
116,000		Fifth Third Bancorp, 4.500%, 06/01/18	124,161	0.0
113,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	121,447	0.0
160,000		General Electric Capital Corp., 4.375%, 09/16/20	177,834	0.0
100,000		General Electric Capital Corp., 6.250%, 12/15/49	113,000	0.0
100,000		General Electric Capital Corp., 7.125%, 12/15/49	117,750	0.0
80,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	81,216	0.0
107,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	108,264	0.0
89,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	93,251	0.0
48,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	53,531	0.0
190,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	216,247	0.1
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	99,995	0.0
129,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	173,619	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	112,116	0.0
74,000		HCP, Inc., 3.875%, 08/15/24	75,343	0.0
116,000		HCP, Inc., 4.250%, 11/15/23	122,136	0.0
200,000		HSBC Holdings PLC, 6.375%, 03/29/49	205,000	0.1
112,000		HSBC USA, Inc., 5.000%, 09/27/20	125,878	0.0
76,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	77,557	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	203,625	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	422,246	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	195,440	0.1
103,000		JPMorgan Chase & Co., 1.625%, 05/15/18	102,692	0.0
95,000		JPMorgan Chase & Co., 3.875%, 09/10/24	97,575	0.0
72,000		JPMorgan Chase & Co., 4.125%, 12/15/26	74,815	0.0
75,000		JPMorgan Chase & Co., 6.100%, 10/29/49	77,438	0.0
184,000		JPMorgan Chase & Co., 6.000%, 12/29/49	187,220	0.1
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	63,544	0.0
70,000		Kimco Realty Corp., 3.125%, 06/01/23	69,727	0.0
67,000		Kimco Realty Corp., 3.200%, 05/01/21	68,791	0.0
250,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	250,664	0.1
400,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	400,363	0.1
130,000		Morgan Stanley, 2.650%, 01/27/20	132,196	0.0
51,000		Morgan Stanley, 3.750%, 02/25/23	53,542	0.0
273,000		Morgan Stanley, 3.875%, 04/29/24	287,632	0.1
85,000		Morgan Stanley, 4.100%, 05/22/23	88,552	0.0
50,000		Morgan Stanley, 4.300%, 01/27/45	52,038	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	125,086	0.0
95,000		Prudential Financial, Inc., 4.600%, 05/15/44	101,150	0.0
55,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	58,781	0.0
250,000		Santander Bank NA, 2.000%, 01/12/18	251,199	0.1
73,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	74,772	0.0
129,000		Simon Property Group L.P., 4.250%, 10/01/44	135,584	0.0
72,000		State Street Corp., 3.300%, 12/16/24	74,948	0.0
250,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	253,341	0.1
200,000	#	Swedbank AB, 2.200%, 03/04/20	201,144	0.1
60,000		Synchrony Financial, 2.700%, 02/03/20	60,327	0.0
100,000		US Bancorp/MN, 3.600%, 09/11/24	104,450	0.0
84,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	85,007	0.0
74,000	#	Washington Prime Group L.P., 3.850%, 04/01/20	74,735	0.0
68,000		Washington Real Estate Investment Trust, 4.950%, 10/01/20	73,955	0.0
60,000		Wells Fargo & Co., 2.150%, 01/30/20	60,351	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
203,000		Wells Fargo & Co., 4.100%, 06/03/26	$214,179	0.1
131,000		Wells Fargo & Co., 4.650%, 11/04/44	140,287	0.0
62,000		Wells Fargo & Co., 5.375%, 11/02/43	73,329	0.0
65,000		Wells Fargo & Co., 5.900%, 12/29/49	67,844	0.0
60,000		XLIT Ltd., 5.500%, 03/31/45	60,240	0.0
			13,981,721	2.7

		Industrial: 0.3%
80,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	81,399	0.0
56,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	61,629	0.0
125,000		Case New Holland, Inc., 7.875%, 12/01/17	139,100	0.1
30,000		Cummins, Inc., 4.875%, 10/01/43	35,686	0.0
75,000		Eaton Corp., 1.500%, 11/02/17	75,317	0.0
87,000		Eaton Corp., 4.150%, 11/02/42	90,015	0.0
142,000		FedEx Corp., 2.300%, 02/01/20	143,639	0.1
61,000		General Dynamics Corp., 2.250%, 11/15/22	60,014	0.0
107,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	114,444	0.1
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	93,743	0.0
90,000		Lockheed Martin Corp., 3.800%, 03/01/45	89,874	0.0
100,000	#	Sanmina Corp., 4.375%, 06/01/19	99,750	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	50,850	0.0
47,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	47,191	0.0
90,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	91,347	0.0
			1,273,998	0.3

		Technology: 0.3%
55,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	58,713	0.0
146,000		Apple Inc., 1.000%, 05/03/18	145,190	0.1
180,000		Apple, Inc., 1.550%, 02/07/20	178,985	0.1
90,000		Apple, Inc., 2.150%, 02/09/22	88,913	0.0
30,000		Apple, Inc., 2.500%, 02/09/25	29,422	0.0
85,000	#	Audatex North America, Inc., 6.000%, 06/15/21	90,313	0.0
73,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	73,376	0.0
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	102,574	0.0
90,000		International Business Machines Corp., 1.125%, 02/06/18	89,864	0.0
70,000		KLA-Tencor Corp., 4.125%, 11/01/21	73,798	0.0
40,000		Microsoft Corp., 2.375%, 02/12/22	40,326	0.0
50,000		Microsoft Corp., 3.500%, 02/12/35	49,980	0.0
40,000		Microsoft Corp., 3.750%, 02/12/45	40,336	0.0
55,000		NCR Corp., 6.375%, 12/15/23	58,850	0.0
200,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	212,250	0.1
66,000		Oracle Corp., 3.625%, 07/15/23	71,035	0.0
91,000		Xerox Corp., 2.750%, 09/01/20	91,241	0.0
			1,495,166	0.3

		Utilities: 0.6%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	234,500	0.1
33,000		AES Corp., 8.000%, 10/15/17	38,239	0.0
62,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	64,699	0.0
225,000	#	Calpine Corp., 6.000%, 01/15/22	241,875	0.1
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	49,543	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	68,303	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	102,017	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	215,000	0.1
107,000		Entergy Texas, Inc., 7.125%, 02/01/19	127,404	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	80,948	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	199,208	0.1
98,000		Indiana Michigan Power, 7.000%, 03/15/19	116,867	0.0
47,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	51,376	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	333,663	0.1
26,000		Nevada Power Co., 7.125%, 03/15/19	31,150	0.0
109,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	111,803	0.0
147,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	154,123	0.1
58,000		Nisource Finance Corp., 5.950%, 06/15/41	74,913	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
88,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	$96,658	0.0
54,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	56,404	0.0
126,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	130,874	0.0
83,000		Southwestern Electric Power, 5.550%, 01/15/17	89,484	0.0
89,000		TransAlta Corp., 4.500%, 11/15/22	87,845	0.0
			2,756,896	0.6

	Total Corporate Bonds/Notes
	(Cost $43,191,757)		44,935,703	8.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.1%
182,319		Alternative Loan Trust 2005-10CB, 0.674%, 05/25/35	153,704	0.0
330,312		Alternative Loan Trust 2005-J2, 0.574%, 04/25/35	285,242	0.1
263,156		Alternative Loan Trust 2006-19CB A12, 0.574%, 08/25/36	186,837	0.1
211,724		Alternative Loan Trust 2007-2CB, 0.774%, 03/25/37	150,876	0.0
190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.174%, 01/15/28	190,006	0.1
110,000	#	Bank of America Re-REMIC Trust 2014-FRR7 A, 2.421%, 10/26/44	108,563	0.0
105,114		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	105,936	0.0
350,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.575%, 06/10/49	360,821	0.1
120,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.575%, 06/10/49	122,718	0.0
180,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.821%, 02/10/51	190,314	0.1
190,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.418%, 07/10/42	195,286	0.1
50,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.418%, 07/10/42	49,459	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.754%, 03/11/41	82,949	0.0
44,132		Banc of America Mortgage 2005-J Trust 2A4, 2.700%, 11/25/35	40,908	0.0
70,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.456%, 07/10/43	70,166	0.0
170,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.233%, 11/10/38	173,859	0.1
126,169		Bear Stearns Adjustable Rate Mortgage Trust, 2.657%, 07/25/36	105,856	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.859%, 06/11/41	212,520	0.1
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	77,809	0.0
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.710%, 11/11/41	144,781	0.0
170,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	169,601	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.743%, 02/13/42	137,725	0.0
120,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.142%, 10/12/42	121,660	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.575%, 04/12/38	116,137	0.0
223,872	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	248,140	0.1
120,000	#	Citigroup Commercial Mortgage Trust 2004-C1 J, 5.250%, 04/15/40	120,495	0.0
2,452	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.679%, 04/15/40	2,466	0.0
307,774		Citigroup Mortgage Loan Trust 2006-AR2, 2.685%, 03/25/36	283,637	0.1
152,513		Citigroup Mortgage Loan Trust, Inc., 2.715%, 09/25/37	137,358	0.0
110,000	#	COMM 2004-LNB2 H Mortgage Trust, 6.269%, 03/10/39	123,234	0.0
1,754,357	^	COMM 2012-CCRE4 XA Mortgage Trust, 1.958%, 10/15/45	176,672	0.1
630,648	^	COMM 2013-LC6 XA Mortgage Trust, 1.766%, 01/10/46	51,322	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
751,656	^	Commercial Mortgage Pass Through Certificates, 1.415%, 04/10/47	$60,439	0.0
80,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.235%, 06/10/36	81,637	0.0
40,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	42,478	0.0
2,380,000	#,^	Commercial Mortgage Trust, 0.597%, 10/15/45	100,490	0.0
1,461,243	^	Commercial Mortgage Trust, 1.413%, 10/10/46	121,293	0.0
960,545	^	Commercial Mortgage Trust, 1.899%, 08/15/45	92,738	0.0
60,000		Commercial Mortgage Trust, 5.225%, 07/15/44	60,913	0.0
236,023		Countrywide Alternative Loan Trust, 0.294%, 06/25/36	207,592	0.1
154,984		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	141,295	0.0
70,000	#	Credit Suisse Commercial Mortgage Trust Series-K1A, 5.415%, 02/25/21	70,038	0.0
12,999	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	13,010	0.0
178,659	#	Credit Suisse First Boston Mortgage Securities Corp., 5.671%, 04/12/49	178,655	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.256%, 05/15/36	57,437	0.0
58,680	#	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.253%, 07/27/37	58,949	0.0
926,866	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.372%, 11/10/46	19,364	0.0
100,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.459%, 07/10/44	108,222	0.0
331,840		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.294%, 08/25/36	271,688	0.1
484,377		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.364%, 10/25/36	280,423	0.1
30,000		Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.724%, 02/25/25	30,738	0.0
140,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.074%, 07/25/24	131,035	0.0
60,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.174%, 07/25/24	56,525	0.0
110,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.474%, 02/25/25	112,241	0.0
80,000		Fannie Mae Connecticut Avenue Securities, 2.774%, 05/25/24	73,210	0.0
72,000		Fannie Mae Connecticut Avenue Securities, 4.574%, 01/25/24	74,850	0.0
460,000		Fannie Mae Connecticut Avenue Securities, 5.074%, 11/25/24	485,598	0.1
60,000		Fannie Mae Connecticut Avenue Securities, 5.174%, 11/25/24	63,137	0.0
139,871		First Horizon Alternative Mortgage Securities, 0.474%, 12/25/36	81,230	0.0
139,871	^	First Horizon Alternative Mortgage Securities, 6.526%, 12/25/36	36,002	0.0
41,952		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	35,102	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes - 2014-HQ2 M3, 3.924%, 09/25/24	98,003	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.924%, 10/25/24	104,975	0.0
80,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.373%, 03/25/25	80,111	0.0
110,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.973%, 03/25/25	110,826	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 2.374%, 09/25/24	99,604	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.774%, 04/25/24	176,117	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.324%, 01/25/25	257,478	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.724%, 10/25/24	207,264	0.1
7,378,732	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	39,498	0.0
8,351	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	8,515	0.0
956,799	^	GS Mortgage Securities Corp. II, 2.551%, 05/10/45	102,950	0.0
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.555%, 03/10/44	130,971	0.0
121,800		Homebanc Mortgage Trust, 0.414%, 07/25/35	112,498	0.0
170,613		Homebanc Mortgage Trust, 1.034%, 08/25/29	160,262	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.358%, 12/15/47	$24,547	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.600%, 05/15/41	42,250	0.0
3,142,948	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.648%, 01/15/46	70,340	0.0
100,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.415%, 07/15/46	109,973	0.0
90,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.520%, 05/15/45	92,345	0.0
90,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 5.600%, 08/12/40	96,373	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	30,153	0.0
40,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.697%, 06/12/41	39,539	0.0
90,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	90,916	0.0
1,489,590	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.755%, 06/15/45	112,147	0.0
1,590,389	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.000%, 08/15/46	67,131	0.0
1,290,606	^	JPMBB Commercial Mortgage Securities Trust, 1.283%, 04/15/47	72,150	0.0
1,391,144	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	19,978	0.0
190,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.637%, 02/15/40	190,554	0.1
140,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	140,600	0.0
30,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	30,424	0.0
60,000		LB-UBS Commercial Mortgage Trust 2005-C7, 5.350%, 11/15/40	60,751	0.0
130,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.842%, 06/15/38	133,242	0.0
40,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.842%, 06/15/38	40,726	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 5.991%, 09/15/39	61,470	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 5.991%, 09/15/39	61,062	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 5.991%, 09/15/39	59,833	0.0
8,389,144	#,^	LB-UBS Commercial Mortgage Trust, 0.634%, 11/15/38	83,167	0.0
60,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	60,087	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.166%, 10/15/36	95,673	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 5.991%, 09/15/39	186,744	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	180,952	0.1
29,675		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	29,792	0.0
60,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	67,268	0.0
2,025,311	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.704%, 02/15/46	169,406	0.1
1,273,920	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 XA, 1.285%, 08/15/47	98,089	0.0
1,533,620	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.131%, 11/15/45	139,637	0.0
14,858		Morgan Stanley Capital I Trust 2004-IQ7 C, 5.189%, 06/15/38	14,829	0.0
80,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	79,458	0.0
50,134		Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	50,488	0.0
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.270%, 01/11/43	156,353	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.252%, 09/15/47	110,317	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.252%, 09/15/47	108,996	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	$145,253	0.0
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	169,945	0.1
375,024	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	378,335	0.1
200,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	177,340	0.1
203,164	#	Springleaf Mortgage Loan Trust 2013-3A A, 1.870%, 09/25/57	203,137	0.1
113,852		Structured Asset Mortgage Investments, Inc., 0.658%, 04/19/35	105,440	0.0
150,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	157,321	0.0
956,546	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.122%, 08/10/49	102,402	0.0
220,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 6.015%, 03/15/42	219,566	0.1
130,000		Wachovia Bank Commercial Mortgage Trust Series, 5.715%, 05/15/43	132,898	0.0
79,277		WaMu Mortgage Pass Through Certificates, 1.728%, 10/25/36	66,604	0.0
112,939		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.194%, 12/25/36	102,012	0.0
42,546		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.937%, 04/25/37	37,099	0.0
188,460		WaMu Mortgage Pass-Through Certificates, 2.099%, 07/25/37	161,101	0.1
961,799	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.092%, 10/15/45	98,084	0.0
363,278		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 5.374%, 08/25/35	362,088	0.1
116,221		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	110,871	0.0
118,871		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust, 2.574%, 12/28/37	110,247	0.0
101,246		Wells Fargo Mortgage Backed Securities Trust, 5.652%, 04/25/36	101,009	0.0
1,397,217	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.193%, 08/15/45	138,804	0.0

	Total Collateralized Mortgage Obligations
	(Cost $15,540,817)		15,889,774	3.1

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Bonds: 1.3%
4,450,000	L	2.000%, due 02/15/25	4,478,507	0.9
1,841,000		3.000%, due 11/15/44	2,017,765	0.4
			6,496,272	1.3

		U.S. Treasury Notes: 2.1%
1,678,000		0.375%, due 03/31/16	1,679,574	0.3
1,000		0.500%, due 02/28/17	999	0.0
1,815,000		0.500%, due 03/31/17	1,812,731	0.4
2,893,000		1.000%, due 03/15/18	2,903,398	0.6
102,000		1.375%, due 09/30/18	103,076	0.0
1,526,000		1.375%, due 03/31/20	1,526,357	0.3
305,000		1.625%, due 04/30/19	310,028	0.1
19,000		1.750%, due 02/28/22	19,056	0.0
2,298,000		1.750%, due 03/31/22	2,303,924	0.4
			10,659,143	2.1

	Total U.S. Treasury Obligations
	(Cost $17,059,381)		17,155,415	3.4

ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.3%
40,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	41,077	0.0
70,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	71,924	0.0
90,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	91,356	0.0
190,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	193,266	0.1
70,000		Capital Auto Receivables Asset Trust/Ally, 2.220%, 01/22/19	71,020	0.0
70,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	70,099	0.0
40,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	40,481	0.0
120,000	#	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	123,108	0.1
70,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	70,027	0.0
50,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	52,061	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	165,695	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
110,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	$115,254	0.0
110,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	109,892	0.0
			1,215,260	0.3

		Other Asset-Backed Securities: 1.7%
500,000	#	Ares XII CLO Ltd. 2007-12A C, 2.262%, 11/25/20	500,263	0.1
250,000	#	Atrium V, 3.961%, 07/20/20	247,575	0.1
250,000	#	Black Diamond CLO 2005-1A C, 1.040%, 06/20/17	248,081	0.1
250,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.508%, 08/13/19	244,884	0.0
250,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.961%, 03/17/21	243,109	0.0
500,000	#	Carlyle High Yield Partners IX Ltd., 0.668%, 08/01/21	479,780	0.1
200,000	#	Castle Garden Funding 2005-1A C1, 2.012%, 10/27/20	198,442	0.0
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	107,851	0.0
24,597		Chase Funding Trust Series 2003-5 2A2, 0.774%, 07/25/33	23,120	0.0
200,000	#	CIFC Funding 2006-I Ltd., 1.857%, 10/20/20	196,711	0.0
200,000	#	CIFC Funding 2006-II Ltd., 1.862%, 03/01/21	194,210	0.0
96,297	#	CIFC Funding 2006-II Ltd., 4.262%, 03/01/21	94,837	0.0
250,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.503%, 10/15/21	245,689	0.0
500,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.006%, 04/04/18	494,902	0.1
208,834		FBR Securitization Trust, 0.851%, 10/25/35	174,343	0.0
250,000	#	Gulf Stream - Compass CLO, 3.706%, 10/28/19	250,164	0.1
250,000	#	Gulf Stream - Sextant CLO, 0.962%, 08/21/20	247,968	0.1
250,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.556%, 08/07/21	250,004	0.1
80,000	#	Invitation Homes Trust 2013-SFR1 E, 2.900%, 12/17/30	78,788	0.0
50,000	#	Invitation Homes Trust 2014-SFR1 A, 1.177%, 06/17/31	49,548	0.0
130,000	#	Invitation Homes Trust 2014-SFR1 C, 2.273%, 06/17/31	130,912	0.0
250,000	#	Katonah IX CLO Ltd., 0.976%, 01/25/19	243,701	0.0
330,000	#	Kingsland III Ltd., 0.913%, 08/24/21	317,530	0.1
250,000	#	Madison Park Funding Ltd., 1.256%, 07/26/21	245,346	0.0
250,000	#	Momentum Capital Fund Ltd., 1.657%, 09/18/21	247,403	0.1
250,000	#	MSIM Peconic Bay Ltd., 2.257%, 07/20/19	250,000	0.1
500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.256%, 03/25/20	499,747	0.1
250,000	#	Northwoods Capital VII Ltd., 3.757%, 10/22/21	250,059	0.1
250,000	#	Northwoods Capital VIII Ltd., 2.256%, 07/28/22	246,756	0.0
499,923		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.414%, 03/25/36	440,855	0.1
100,000	#	Springleaf Funding Trust 2015-A, 3.160%, 11/15/24	101,270	0.0
250,000	#	St James River CLO Ltd. 2007-1A D, 2.567%, 06/11/21	247,001	0.1
50,000	#	Trade MAPS 1 Ltd., 2.431%, 12/10/18	49,750	0.0
600,000	#	WhiteHorse III Ltd./Corp 2006-1A A3L, 1.005%, 05/01/18	599,960	0.1
400,000	#	WhiteHorse III Ltd/Corp, 2.105%, 05/01/18	399,526	0.1
			8,840,085	1.7

	Total Asset-Backed Securities
	(Cost $9,978,630)		10,055,345	2.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
		Federal Home Loan Mortgage Corporation: 1.7%##
13,348		0.100%, due 03/15/27	13,318	0.0
1,564,000	W	3.000%, due 05/01/43	1,591,950	0.3
57,000		3.000%, due 03/01/45	58,284	0.0
57,000		3.000%, due 03/01/45	58,319	0.0
1,126,806	^	3.500%, due 05/15/30	103,985	0.0
431,000	W	3.500%, due 09/15/41	451,733	0.1
116,000		3.500%, due 03/01/45	122,056	0.0
540,051		4.000%, due 12/01/41	578,727	0.1
1,209,397	^	4.500%, due 04/15/40	164,159	0.0
504,899		4.500%, due 08/01/41	552,219	0.1
981,689		4.500%, due 09/01/41	1,073,445	0.2
47,042		4.500%, due 01/15/42	51,879	0.0
184,842	^	4.910%, due 03/15/33	196,407	0.0
98,803		5.000%, due 12/15/17	102,945	0.0
179,811		5.000%, due 02/15/35	200,007	0.0
231,367		5.500%, due 12/15/32	260,733	0.1
68,128		5.500%, due 09/15/34	76,719	0.0
409,705	^	5.500%, due 10/15/35	89,395	0.0
551,252		5.500%, due 02/15/36	619,582	0.1
228,156		5.500%, due 06/15/37	256,301	0.1
14,180		5.500%, due 07/01/37	16,096	0.0
234,652		5.500%, due 07/15/37	263,781	0.1
201,342		6.000%, due 12/15/28	230,967	0.1
295,267		6.000%, due 01/15/29	338,877	0.1
299,816		6.000%, due 07/15/32	342,709	0.1
397,495		6.000%, due 10/15/37	438,587	0.1
2,808,602	^	6.426%, due 06/15/41	438,743	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal Home Loan Mortgage Corporation: (continued)
	9,803		6.500%, due 12/01/31	$11,673	0.0
	692,704	^	7.576%, due 05/15/29	139,722	0.0
	54,597		21.854%, due 04/15/41	104,401	0.0
				8,947,719	1.7

			Federal National Mortgage Association: 2.9%##
	696,146		0.674%, due 12/25/40	703,279	0.1
	147,485		0.694%, due 03/25/37	149,049	0.0
	71,879		2.000%, due 11/25/42	72,054	0.0
	728,000	W	2.500%, due 11/25/26	746,228	0.2
	485,000	W	3.000%, due 10/25/26	507,507	0.1
	2,283,052	^	3.000%, due 02/25/33	359,896	0.1
	381,552		3.000%, due 01/25/38	401,532	0.1
	500,000	W	3.000%, due 11/25/42	511,211	0.1
	2,599,000	W	3.000%, due 05/01/43	2,650,929	0.5
	520,412		3.000%, due 07/01/43	533,148	0.1
	752,996		3.000%, due 07/01/43	773,895	0.2
	165,000	W	3.500%, due 12/25/40	172,896	0.0
	794,000	W	4.000%, due 04/25/39	849,022	0.2
	370,751		4.000%, due 07/01/42	397,438	0.1
	51,086		4.000%, due 07/01/42	54,740	0.0
	63,863		4.000%, due 07/01/42	68,438	0.0
	1,120,329	^	4.500%, due 07/25/30	148,586	0.0
	212,800	W	4.500%, due 05/15/35	231,603	0.1
	100,000		4.500%, due 11/01/40	109,501	0.0
	152,798		4.500%, due 09/01/41	167,372	0.0
	269,999		4.500%, due 10/01/41	295,251	0.1
	1,056,902		4.500%, due 05/01/44	1,154,571	0.2
	86,781		5.000%, due 06/01/33	96,887	0.0
	64,501		5.000%, due 07/25/34	65,581	0.0
	123,774		5.000%, due 07/01/35	138,329	0.0
	22,107		5.000%, due 02/01/36	24,601	0.0
	8,002		5.000%, due 07/01/36	8,938	0.0
	195,652		5.000%, due 07/01/37	218,612	0.0
	247,687		5.000%, due 07/01/37	276,572	0.1
	285,446		5.000%, due 11/01/40	321,182	0.1
	83,789		5.000%, due 05/01/41	93,425	0.0
	194,398		5.000%, due 06/01/41	216,788	0.0
	106,556		5.000%, due 06/01/41	118,796	0.0
	280,270		5.500%, due 12/01/36	316,947	0.1
	3,290,059	^	5.976%, due 07/25/33	701,396	0.1
	5,254		6.000%, due 06/01/16	5,353	0.0
	11,444		6.000%, due 07/01/16	11,702	0.0
	1,609		6.000%, due 07/01/16	1,620	0.0
	1,590		6.000%, due 08/01/16	1,625	0.0
	2,883		6.000%, due 10/01/16	2,935	0.0
	2,291		6.000%, due 10/01/16	2,339	0.0
	18,436		6.000%, due 03/01/17	18,989	0.0
	1,308		6.000%, due 04/01/17	1,310	0.0
	2,774		6.000%, due 04/01/17	2,808	0.0
	3,304		6.000%, due 04/01/17	3,387	0.0
	18,316		6.000%, due 06/01/17	18,900	0.0
	5,494		6.000%, due 09/01/17	5,689	0.0
	20,914		6.000%, due 10/01/17	21,610	0.0
	15,443		6.000%, due 11/01/17	15,989	0.0
	272,759		6.000%, due 04/25/31	312,882	0.1
	4,524,885	^	6.396%, due 06/25/36	858,185	0.2
	8,073		7.000%, due 06/01/29	9,075	0.0
	1,173		7.000%, due 10/01/29	1,416	0.0
	3,948		7.000%, due 01/01/32	4,622	0.0
	1,590		7.000%, due 04/01/32	1,827	0.0
	2,363		7.000%, due 05/01/32	2,699	0.0
	3,152		7.500%, due 11/01/29	3,613	0.0
	7,079		7.500%, due 10/01/30	7,316	0.0
	3,684		7.500%, due 10/01/30	3,720	0.0
				14,975,811	2.9

			Government National Mortgage Association: 0.7%
	11,783,030	^	0.630%, due 07/20/39	213,946	0.1
	3,865,710	^	0.677%, due 12/16/43	205,055	0.0
	8,102		1.625%, due 12/20/29	8,426	0.0
	146,117		4.000%, due 11/20/40	156,948	0.0
	407,609		4.000%, due 10/20/44	437,022	0.1
	1,300,000		4.000%, due 03/20/45	1,394,867	0.3
	3,360,382	^	4.500%, due 05/16/35	134,876	0.0
	256,630		4.500%, due 08/20/41	279,868	0.1
	124,000		4.750%, due 05/20/39	137,893	0.0
	202,240		5.140%, due 10/20/60	220,066	0.1
	166,825		5.288%, due 10/20/60	183,234	0.0
	75,463		7.000%, due 05/16/32	85,185	0.0
				3,457,386	0.7

		Total U.S. Government Agency Obligations
		(Cost $26,792,782)		27,380,916	5.3

FOREIGN GOVERNMENT BONDS: 1.8%
EUR	1,175,000	#	Austria Government Bond, 1.650%, 10/21/24	1,422,499	0.3
	45,000		Brazilian Government International Bond, 2.625%, 01/05/23	40,545	0.0
EUR	100,000	Z	Bundesobligation, -0.110%, 04/17/20	108,125	0.0
EUR	690,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	1,141,088	0.2
EUR	50,000	Z	Bundesschatzanweisungen, -0.250%, 12/11/15	53,855	0.0
EUR	10,000	Z	Bundesschatzanweisungen, -0.260%, 03/10/17	10,806	0.0
CAD	140,000		Canadian Government Bond, 3.500%, 12/01/45	149,291	0.0
	400,000		Colombia Government International Bond, 2.625%, 03/15/23	377,800	0.1
	128,000		Colombia Government International Bond, 8.125%, 05/21/24	170,560	0.0
	100,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	109,000	0.0
	200,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	195,500	0.1
	20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,675	0.0
	25,000		El Salvador Government International Bond, 7.650%, 06/15/35	26,312	0.0
	91,000		Guatemala Government Bond, 8.125%, 10/06/34	120,120	0.0
	110,000		Hungary Government International Bond, 5.375%, 02/21/23	123,475	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	58,000		Hungary Government International Bond, 7.625%, 03/29/41	$84,158	0.0
	254,000		Indonesia Government International Bond, 3.750%, 04/25/22	259,715	0.1
	405,000		Indonesia Government International Bond, 11.625%, 03/04/19	541,688	0.1
	90,000		Inter-American Development Bank, 1.375%, 07/15/20	89,353	0.0
	200,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	192,016	0.1
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	185,040	0.0
MXN	6,490,000		Mexican Bonos, 6.500%, 06/10/21	447,342	0.1
	104,000		Mexico Government International Bond, 4.000%, 10/02/23	110,370	0.0
	30,000		Mexico Government International Bond, 4.750%, 03/08/44	31,650	0.0
	100,000		Pakistan Government International Bond, 6.875%, 06/01/17	103,270	0.0
	118,000		Panama Government International Bond, 6.700%, 01/26/36	155,170	0.0
	104,000		Peruvian Government International Bond, 5.625%, 11/18/50	127,400	0.0
	174,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	72,219	0.0
	47,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	17,672	0.0
	20,000		Petroleos Mexicanos, 3.500%, 07/18/18	20,850	0.0
	19,000		Petroleos Mexicanos, 4.875%, 01/18/24	20,159	0.0
	39,000		Petroleos Mexicanos, 5.500%, 01/21/21	42,997	0.0
	190,000		Petroleos Mexicanos, 5.500%, 06/27/44	192,612	0.1
	200,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	208,900	0.1
	100,000		Philippine Government International Bond, 7.750%, 01/14/31	150,559	0.0
	40,000		Poland Government International Bond, 5.000%, 03/23/22	46,050	0.0
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,750	0.0
	109,375		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	125,770	0.0
	200,000		South Africa Government International Bond, 5.875%, 09/16/25	229,640	0.1
EUR	410,000	#	Spain Government Bond, 2.750%, 10/31/24	503,218	0.1
	324,000		Turkey Government International Bond, 7.375%, 02/05/25	402,829	0.1
GBP	410,000		United Kingdom Gilt, 3.500%, 01/22/45	761,948	0.2
	49,871	L	Uruguay Government International Bond, 7.625%, 03/21/36	70,817	0.0
	21,630		Uruguay Government International Bond, 8.000%, 11/18/22	28,552	0.0

		Total Foreign Government Bonds
		(Cost $9,571,015)		9,301,365	1.8

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.0%
2,780,000	@	Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	10,696	0.0

		OTC Interest Rate Swaptions: 0.1%
15,325,000	@	Pay a fixed rate equal to 1.667% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	48,611	0.0
14,758,000	@	Pay a fixed rate equal to 2.265% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 04/20/15 Counterparty: Deutsche Bank AG	18,173	0.0
12,021,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	–	–
14,155,598	@	Pay a fixed rate equal to 5.008% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	–	–
1,373,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	–	–

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	OTC Interest Rate Swaptions: (continued)
15,325,000	@ Receive a fixed rate equal to 1.667% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	$181,394	0.1
14,758,000	@ Receive a fixed rate equal to 1.865% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 04/20/15 Counterparty: Deutsche Bank AG	30,331	0.0
		278,509	0.1

	Total Purchased Options
	(Cost $459,677)	289,205	0.1

	Total Long-Term Investments
	(Cost $432,565,873)	471,049,199	92.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 1.8%
2,157,288	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $2,157,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,200,434, due 02/15/16-03/01/48)	2,157,288	0.4
2,157,288	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $2,157,301, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $2,200,434, due 08/15/17-02/15/42)	2,157,288	0.4
2,157,288	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,157,296, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $2,200,434, due 08/18/15-10/20/64)	2,157,288	0.4
454,144	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $454,145, collateralized by various U.S. Government Securities, 0.250%-8.000%, Market Value plus accrued interest $463,228, due 07/31/15-02/15/44)	454,144	0.1
2,157,288	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $2,157,302, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,200,514, due 04/15/16-01/15/29)	2,157,288	0.5
		9,083,296	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
10,981,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $10,981,000)	10,981,000	2.1

	Total Short-Term Investments
	(Cost $20,064,296)	20,064,296	3.9

	Total Investments in Securities (Cost $452,630,169)	$491,113,495	96.0
	Assets in Excess of Other Liabilities	20,517,792	4.0
	Net Assets	$511,631,287	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

Cost for federal income tax purposes is $454,018,476.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,728,572
Gross Unrealized Depreciation	(9,977,776)

Net Unrealized Appreciation	$37,750,796

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$37,288,746	$7,177,424	$–	$44,466,170
Consumer Staples	18,518,787	5,425,123	–	23,943,910
Energy	13,933,603	3,375,610	–	17,309,213
Financials	42,361,340	14,655,819	–	57,017,159
Health Care	33,111,887	6,703,902	–	39,815,789
Industrials	29,022,474	7,134,720	–	36,157,194
Information Technology	42,172,094	2,101,509	–	44,273,603
Materials	9,920,829	3,905,663	–	13,826,492
Telecommunication Services	3,689,266	2,673,646	–	6,362,912
Utilities	7,037,012	1,598,325	–	8,635,337
Total Common Stock	237,056,038	54,751,741	–	291,807,779
Exchange-Traded Funds	41,637,521	–	–	41,637,521
Mutual Funds	12,314,402	–	–	12,314,402
Preferred Stock	281,774	–	–	281,774
Purchased Options	–	289,205	–	289,205
Corporate Bonds/Notes	–	44,935,703	–	44,935,703
Collateralized Mortgage Obligations	–	15,889,774	–	15,889,774
Short-Term Investments	10,981,000	9,083,296	–	20,064,296
Foreign Government Bonds	–	9,301,365	–	9,301,365
U.S. Government Agency Obligations	–	27,380,916	–	27,380,916
Asset-Backed Securities	–	10,055,345	–	10,055,345
U.S. Treasury Obligations	–	17,155,415	–	17,155,415
Total Investments, at fair value	$302,270,735	$188,842,760	$–	$491,113,495
Other Financial Instruments+
Centrally Cleared Swaps	–	1,229,167	–	1,229,167
Forward Foreign Currency Contracts	–	640,099	–	640,099
Futures	483,292	–	–	483,292
Total Assets	$302,754,027	$190,712,026	$–	$493,466,053
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,764,969)	$–	$(1,764,969)
Forward Foreign Currency Contracts	–	(1,379,956)	–	(1,379,956)
Futures	(273,001)	–	–	(273,001)
Written Options	–	(912,925)	–	(912,925)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Total Liabilities	$(273,001)	$(4,057,850)	$–	$(4,330,851)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$1,113,245	$11,152,648	$-	$48,509	$12,314,402	$44,420	$-	$-
	$1,113,245	$11,152,648	$-	$48,509	$12,314,402	$44,420	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Australian Dollar	152,925	Buy	05/22/15	$120,000	$116,138	$(3,862)
Barclays Bank PLC	Hong Kong Sar Dollar	83,689	Buy	05/22/15	10,788	10,793	5
Barclays Bank PLC	Hungarian Forint	401,990	Buy	06/19/15	1,400	1,437	37
Barclays Bank PLC	Mexican Peso	10,100,624	Buy	06/19/15	649,007	658,667	9,660
BNP Paribas Bank	Australian Dollar	37,774	Buy	05/22/15	28,867	28,687	(180)
BNP Paribas Bank	EU Euro	2,327,888	Buy	05/22/15	2,617,000	2,504,766	(112,234)
BNP Paribas Bank	Norwegian Krone	2,961,577	Buy	05/22/15	386,000	367,103	(18,897)
Citigroup, Inc.	EU Euro	157,471	Buy	05/22/15	170,986	169,436	(1,550)
Citigroup, Inc.	British Pound	12,446	Buy	05/22/15	18,413	18,457	44
Citigroup, Inc.	Swedish Krona	1,850,912	Buy	05/22/15	218,000	215,085	(2,915)
Citigroup, Inc.	Norwegian Krone	4,444,563	Buy	05/22/15	548,000	550,927	2,927
Citigroup, Inc.	Canadian Dollar	214,907	Buy	05/22/15	168,000	169,566	1,566
Citigroup, Inc.	Canadian Dollar	161,031	Buy	05/22/15	126,000	127,056	1,056
Citigroup, Inc.	Australian Dollar	443,232	Buy	05/22/15	341,000	336,609	(4,391)
Citigroup, Inc.	Australian Dollar	1,362,090	Buy	05/22/15	1,069,548	1,034,427	(35,121)
Citigroup, Inc.	Canadian Dollar	1,910,007	Buy	05/22/15	1,535,629	1,507,027	(28,602)
Deutsche Bank AG	EU Euro	28,305	Buy	05/22/15	30,000	30,455	455
Deutsche Bank AG	Canadian Dollar	189,448	Buy	05/22/15	148,000	149,478	1,478
Deutsche Bank AG	Japanese Yen	24,678,841	Buy	05/22/15	204,000	205,913	1,913
Deutsche Bank AG	British Pound	1,649,504	Buy	05/22/15	2,541,000	2,446,041	(94,959)
Goldman Sachs & Co.	EU Euro	253,379	Buy	05/22/15	276,000	272,631	(3,369)
Goldman Sachs & Co.	Japanese Yen	35,970,311	Buy	05/22/15	302,000	300,125	(1,875)
Goldman Sachs & Co.	British Pound	80,767	Buy	05/22/15	123,000	119,769	(3,231)
Goldman Sachs & Co.	EU Euro	4,987,266	Buy	05/22/15	5,664,574	5,366,210	(298,364)
Goldman Sachs & Co.	Indonesian Rupiah	841,602,000	Buy	05/22/15	63,613	63,367	(246)
Goldman Sachs & Co.	Singapore Dollar	110,734	Buy	05/22/15	81,368	80,587	(781)
HSBC Bank PLC	Colombian Peso	995,085	Buy	06/19/15	366	379	13
Morgan Stanley	New Zealand Dollar	242,420	Buy	05/22/15	181,000	180,328	(672)
JPMorgan Chase & Co.	EU Euro	197,753	Buy	05/22/15	214,000	212,778	(1,222)
JPMorgan Chase & Co.	Australian Dollar	604,425	Buy	05/22/15	469,000	459,024	(9,976)
JPMorgan Chase & Co.	Canadian Dollar	166,200	Buy	05/22/15	132,000	131,135	(865)
JPMorgan Chase & Co.	EU Euro	1,170,334	Buy	05/22/15	1,273,000	1,259,258	(13,742)
JPMorgan Chase & Co.	New Zealand Dollar	571,207	Buy	05/22/15	419,000	424,901	5,901
JPMorgan Chase & Co.	British Pound	236,078	Buy	05/22/15	351,000	350,078	(922)
JPMorgan Chase & Co.	Malaysian Ringgit	352,023	Buy	05/22/15	96,005	94,460	(1,545)
JPMorgan Chase & Co.	Brazilian Real	5,294	Buy	06/19/15	1,596	1,620	24

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	South African Rand	667,109	Buy	06/19/15	$52,791	$54,288	$1,497
Morgan Stanley	Australian Dollar	1,261,919	Buy	05/22/15	962,000	958,352	(3,648)
Morgan Stanley	Australian Dollar	389,565	Buy	05/22/15	304,000	295,851	(8,149)
Morgan Stanley	Canadian Dollar	168,512	Buy	05/22/15	135,000	132,959	(2,041)
Morgan Stanley	New Zealand Dollar	509,550	Buy	05/22/15	385,000	379,036	(5,964)
Morgan Stanley	New Zealand Dollar	493,970	Buy	05/22/15	363,000	367,446	4,446
Morgan Stanley	New Zealand Dollar	398,061	Buy	05/22/15	299,000	296,104	(2,896)
Morgan Stanley	EU Euro	1,171,282	Buy	05/22/15	1,273,000	1,260,279	(12,721)
Morgan Stanley	Swedish Krona	1,222,542	Buy	05/22/15	142,000	142,065	65
Morgan Stanley	Japanese Yen	305,370,551	Buy	05/22/15	2,518,000	2,547,920	29,920
Morgan Stanley	New Zealand Dollar	155,308	Buy	05/22/15	114,000	115,528	1,528
Morgan Stanley	New Zealand Dollar	144,221	Buy	05/22/15	105,000	107,281	2,281
Morgan Stanley	Norwegian Krone	5,889,347	Buy	05/22/15	724,000	730,016	6,016
Morgan Stanley	South Korean Won	649,483,611	Buy	05/22/15	583,281	584,506	1,225
Morgan Stanley	Thai Baht	4,334,011	Buy	05/22/15	132,417	132,898	481
Morgan Stanley	Chilean Peso	4,391,763	Buy	06/19/15	6,805	6,983	178
Morgan Stanley	Czech Koruna	1,154,548	Buy	06/19/15	44,807	45,093	286
Morgan Stanley	Peruvian Nuevo Sol	11,796	Buy	06/19/15	3,741	3,757	16
Morgan Stanley	Polish Zloty	422,687	Buy	06/19/15	107,925	111,251	3,326
Morgan Stanley	Russian Ruble	2,847,623	Buy	06/19/15	43,575	47,423	3,848
Morgan Stanley	Turkish Lira	211,898	Buy	06/19/15	78,802	79,903	1,101
Morgan Stanley	British Pound	144,029	Buy	05/22/15	217,000	213,580	(3,420)
Morgan Stanley	British Pound	115,093	Buy	05/22/15	174,000	170,670	(3,330)
Morgan Stanley	EU Euro	130,676	Buy	05/22/15	142,000	140,605	(1,395)
Morgan Stanley	Australian Dollar	584,091	Buy	05/22/15	452,000	443,582	(8,418)
Morgan Stanley	EU Euro	149,510	Buy	05/22/15	165,000	160,870	(4,130)
Morgan Stanley	EU Euro	1,766,061	Buy	05/22/15	1,978,738	1,900,250	(78,488)
Morgan Stanley	EU Euro	1,873,768	Buy	05/22/15	2,106,000	2,016,141	(89,859)
Morgan Stanley	EU Euro	1,422,824	Buy	05/22/15	1,595,000	1,530,934	(64,066)
Morgan Stanley	British Pound	1,674,650	Buy	05/22/15	2,586,000	2,483,329	(102,671)
Morgan Stanley	British Pound	267,015	Buy	05/22/15	411,000	395,956	(15,044)
Morgan Stanley	Swedish Krona	2,492,433	Buy	05/22/15	297,000	289,633	(7,367)
Morgan Stanley	EU Euro	53,971	Buy	05/22/15	61,300	58,073	(3,227)
Morgan Stanley	Swiss Franc	418,181	Buy	05/22/15	442,182	431,198	(10,984)
Morgan Stanley	Danish Krone	849,772	Buy	05/22/15	129,542	122,515	(7,027)
Morgan Stanley	British Pound	2,788,078	Buy	05/22/15	4,316,619	4,134,426	(182,193)
Morgan Stanley	Japanese Yen	955,164,132	Buy	05/22/15	8,033,958	7,969,603	(64,355)
							$(1,239,621)

Barclays Bank PLC	Swedish Krona	868,203	Sell	05/22/15	$101,000	$100,889	$111
Barclays Bank PLC	Norwegian Krone	1,488,456	Sell	05/22/15	188,000	184,502	3,498
Barclays Bank PLC	British Pound	141,962	Sell	05/22/15	209,000	210,515	(1,515)
Barclays Bank PLC	British Pound	83,058	Sell	05/22/15	125,000	123,166	1,834
Barclays Bank PLC	Japanese Yen	21,729,157	Sell	05/22/15	181,000	181,302	(302)
BNP Paribas Bank	EU Euro	86,722	Sell	05/22/15	91,000	93,312	(2,312)
Citigroup, Inc.	New Zealand Dollar	180,115	Sell	05/22/15	136,000	133,981	2,019
Citigroup, Inc.	Norwegian Krone	864,595	Sell	05/22/15	110,000	107,171	2,829
Citigroup, Inc.	British Pound	76,993	Sell	05/22/15	115,000	114,173	827
Citigroup, Inc.	Australian Dollar	178,906	Sell	05/22/15	136,000	135,869	131
Citigroup, Inc.	Norwegian Krone	1,442,858	Sell	05/22/15	176,000	178,850	(2,850)
Citigroup, Inc.	EU Euro	130,229	Sell	05/22/15	138,000	140,124	(2,124)
Citigroup, Inc.	New Zealand Dollar	410,588	Sell	05/22/15	305,000	305,422	(422)
Citigroup, Inc.	Swiss Franc	115,728	Sell	05/22/15	119,000	119,330	(330)
Deutsche Bank AG	EU Euro	160,534	Sell	05/22/15	171,000	172,731	(1,731)
Deutsche Bank AG	British Pound	140,468	Sell	05/22/15	207,000	208,299	(1,299)
Deutsche Bank AG	EU Euro	1,396,091	Sell	05/22/15	1,573,000	1,502,170	70,830
Goldman Sachs & Co.	EU Euro	2,223,098	Sell	05/22/15	2,492,000	2,392,014	99,986
Goldman Sachs & Co.	EU Euro	2,301,583	Sell	05/22/15	2,598,000	2,476,463	121,537
Goldman Sachs & Co.	Canadian Dollar	290,958	Sell	05/22/15	232,000	229,570	2,430
Goldman Sachs & Co.	Swedish Krona	577,989	Sell	05/22/15	69,302	67,165	2,137
HSBC Bank PLC	Romanian New Leu	4,811	Sell	06/19/15	1,145	1,171	(26)
JPMorgan Chase & Co.	South African Rand	661,064	Sell	06/19/15	52,313	53,796	(1,483)
JPMorgan Chase & Co.	Brazilian Real	84,882	Sell	06/19/15	25,594	25,983	(389)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	423,812	Sell	05/22/15	$629,000	$628,468	$532
JPMorgan Chase & Co.	New Zealand Dollar	449,541	Sell	05/22/15	342,000	334,398	7,602
JPMorgan Chase & Co.	EU Euro	95,886	Sell	05/22/15	105,000	103,172	1,828
JPMorgan Chase & Co.	EU Euro	657,033	Sell	05/22/15	697,524	706,956	(9,432)
JPMorgan Chase & Co.	British Pound	97,804	Sell	05/22/15	146,000	145,033	967
JPMorgan Chase & Co.	Australian Dollar	1,459,594	Sell	05/22/15	1,119,000	1,108,474	10,526
JPMorgan Chase & Co.	Japanese Yen	308,899,520	Sell	05/22/15	2,553,000	2,577,365	(24,365)
JPMorgan Chase & Co.	British Pound	1,639,327	Sell	05/22/15	2,522,000	2,430,949	91,051
JPMorgan Chase & Co.	EU Euro	332,845	Sell	05/22/15	373,000	358,136	14,864
JPMorgan Chase & Co.	Japanese Yen	17,906,462	Sell	05/22/15	150,000	149,406	594
Morgan Stanley	Japanese Yen	9,367,801	Sell	05/22/15	78,000	78,162	(162)
Morgan Stanley	Norwegian Krone	2,388,648	Sell	05/22/15	297,000	296,085	915
Morgan Stanley	Australian Dollar	304,707	Sell	05/22/15	238,000	231,407	6,593
Morgan Stanley	Japanese Yen	24,647,806	Sell	05/22/15	205,000	205,654	(654)
Morgan Stanley	EU Euro	60,210	Sell	05/22/15	63,443	64,785	(1,342)
Morgan Stanley	EU Euro	565,742	Sell	05/22/15	601,000	608,728	(7,728)
Morgan Stanley	Philippine Peso	800,028	Sell	05/22/15	18,051	17,868	183
Morgan Stanley	Australian Dollar	499,810	Sell	05/22/15	379,000	379,576	(576)
Morgan Stanley	EU Euro	174,837	Sell	05/22/15	190,000	188,121	1,879
Morgan Stanley	Swedish Krona	1,057,462	Sell	05/22/15	125,000	122,882	2,118
Morgan Stanley	Swedish Krona	2,001,219	Sell	05/22/15	240,000	232,551	7,449
Morgan Stanley	British Pound	1,307,157	Sell	05/22/15	2,011,000	1,938,376	72,624
Morgan Stanley	Japanese Yen	19,132,808	Sell	05/22/15	160,000	159,638	362
Morgan Stanley	Norwegian Krone	4,152,942	Sell	05/22/15	544,954	514,779	30,175
Morgan Stanley	New Zealand Dollar	75,538	Sell	05/22/15	56,565	56,190	375
							$499,764

At March 31, 2015, the following futures contracts were outstanding for Voya Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	8	06/08/15	$1,515,322	$26,163
90-Day Eurodollar	42	12/18/17	10,297,875	29,698
90-Day Eurodollar	42	03/19/18	10,288,950	33,320
90-Day Eurodollar	42	06/18/18	10,280,025	36,295
90-Day Eurodollar	42	09/17/18	10,272,150	39,620
Australia 10-Year Bond	2	06/15/15	202,104	3,528
Australia 3-Year Bond	7	06/15/15	600,599	2,567
Canada 10-Year Bond	6	06/19/15	676,199	(2,692)
Euro-Schatz	33	06/08/15	3,946,609	1,155
Japanese Government Bonds 10-Year Mini	3	06/10/15	367,999	(527)
Long Gilt	10	06/26/15	1,791,198	28,249
Long-Term Euro-BTP	13	06/08/15	1,965,055	23,115
S&P 500 E-Mini	162	06/19/15	16,692,480	(118,896)
Tokyo Price Index (TOPIX)	79	06/11/15	10,166,882	104,760
U.S. Treasury 2-Year Note	109	06/30/15	23,888,032	66,699
U.S. Treasury Long Bond	11	06/19/15	1,802,625	51,067
U.S. Treasury Ultra Long Bond	12	06/19/15	2,038,500	37,056
			$106,792,604	$361,177
Short Contracts
90-Day Eurodollar	(167)	06/15/15	(41,612,225)	(23,380)
Euro-Bobl 5-Year	(5)	06/08/15	(695,845)	(1,043)
Euro-Bund	(4)	06/08/15	(682,824)	(3,525)
Short Gilt	(2)	06/26/15	(308,991)	(801)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note	(3)	06/19/15	$(386,719)	$(4,855)
U.S. Treasury 5-Year Note	(119)	06/30/15	(14,305,102)	(117,282)
			$(57,991,706)	$(150,886)

At March 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.237%	Chicago Mercantile Exchange	10/03/17	EUR	1,500,000	$(5,503)	$(5,896)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	259,000,000	45,774	51,840
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	183,000,000	(22,582)	(23,864)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	192,978,870	(1,450)	(1,489)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	83,385,931	(17,569)	(17,427)
Receive a fixed rate equal to 0.381% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/16/15	USD	169,000,000	22,112	22,112
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	7,000,000	937	937
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	17,800,000	(35,375)	(35,375)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.119%	Chicago Mercantile Exchange	08/08/17	USD	5,000,000	(23,317)	(23,317)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.273%	Chicago Mercantile Exchange	12/19/18	USD	42,474,000	(123,018)	(123,018)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	3,500,000	(55,733)	(55,733)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	17,090,000	(158,395)	(158,395)
Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	34,860,000	835,308	835,308
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	1,800,000	(80,434)	(80,434)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	8,880,000	318,970	318,970
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	18,480,000	(1,240,023)	(1,240,022)
					$(540,298)	$(535,803)

At March 31, 2015, the following over-the-counter written options were outstanding for Voya Balanced Portfolio:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
2,780,000	JPMorgan Chase & Co.	Put CNH vs Call USD	6.690USD	08/03/15	$23,129	$(4,896)
2,582,000	Bank of America	Put GBP vs. Call USD	1.470USD	04/23/15	16,610	(19,640)
2,582,000	Bank of America	Put USD vs. Call GBP	1.525USD	04/23/15	11,921	(5,614)
			Total Written OTC Options		$51,660	$(30,150)

At March 31, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	BNP Paribas Bank	3-month USD-LIBOR-BBA	Pay	0.730%	01/09/17	USD	59,319,000	$257,148	$(313,814)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.215%	04/20/15	USD	14,758,000	54,974	(29,002)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.667%	06/11/15	USD	15,325,000	77,391	(21,435)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.580%	12/12/16	USD	14,746,000	$42,953	$(40,881)
Call OTC Swaption	BNP Paribas Bank	3-month USD-LIBOR-BBA	Receive	0.730%	01/09/17	USD	59,319,000	261,004	(229,278)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.995%	04/20/15	USD	14,758,000	59,032	(45,322)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.667%	06/11/15	USD	15,325,000	77,391	(154,150)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.580%	12/12/16	USD	14,746,000	42,954	(48,893)
					Total Written Swaptions			$872,847	$(882,775)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$10,696
Interest rate contracts	Purchased options	278,509
Foreign exchange contracts	Forward foreign currency contracts	640,099
Equity contracts	Futures contracts	104,760
Interest rate contracts	Futures contracts	378,532
Interest rate contracts	Interest rate swaps	1,229,167
Total Asset Derivatives		$2,641,763

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,379,956
Interest rate contracts	Futures contracts	154,105
Equity contracts	Futures contracts	118,896
Interest rate contracts	Interest rate swaps	1,764,969
Foreign exchange contracts	Written options	30,150
Interest rate contracts	Written options	882,775
Total Liability Derivatives		$4,330,851

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$-	$-	$-	$-	$48,504	$-	$-	$240,701	$-	$289,205
Forward foreign currency contracts	-	15,145	-	11,399	74,676	226,090	13	135,386	177,390	640,099
Total Assets	$-	$15,145	$-	$11,399	$123,180	$226,090	$13	$376,087	$177,390	$929,304

Liabilities:
Forward foreign currency contracts	$-	$5,679	$133,623	$78,305	$97,989	$307,866	$26	$63,941	$692,527	$1,379,956
Written options	25,254	-	543,092	-	74,324	-	-	180,481	89,774	912,925
Total Liabilities	$25,254	$5,679	$676,715	$78,305	$172,313	$307,866	$26	$244,422	$782,301	$2,292,881

Net OTC derivative instruments by counterparty, at fair value	$(25,254)	$9,466	$(676,715)	$(66,906)	$(49,133)	$(81,776)	$(13)	$131,665	$(604,911)	$(1,363,577)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$500,000	$-	$-	$-	$-	$-	$730,000	$1,230,000

Net Exposure(1)	$(25,254)	$9,466	$(176,715)	$(66,906)	$(49,133)	$(81,776)	$(13)	$131,665	$125,089	$(133,577)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)    Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015